Organization and Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1.
Organization and Operations

Nature of the Business

flyExclusive, Inc. is a holding company that has no material assets other than its ownership in LGM Enterprises, LLC ("LGM"). flyExclusive, Inc. operates and controls all of the businesses and operations of LGM and LGM's subsidiaries. flyExclusive Inc. and its predecessor for accounting purposes, LGM, are collectively referred to herein as “flyExclusive” or the “Company.” flyExclusive is a premier owner/operator of jet aircraft and aircraft sales, with a focus on private jet charter. The Company's businesses provide separate offerings such as wholesale and retail ad hoc flights, a jet club program, partnership program, fractional program, and other services as well.

As part of its plan to become a full-service and vertically integrated private aviation company, in 2021, the Company launched its maintenance, repair, and overhaul operations (“MRO”), offering maintenance, interior, and exterior refurbishment to third parties in addition to maintaining its own fleet.

On December 27, 2023 (the "Closing Date"), EG Acquisition Corp., a Delaware corporation ("EGA"), and LGM, a North Carolina limited liability company, consummated a business combination (the "Merger", see Note 4 "Merger") pursuant to the equity purchase agreement dated October 17, 2022 and subsequent amendment to the equity purchase agreement dated April 21, 2023, (collectively, the "Equity Purchase Agreement" or "EPA"). In connection with the closing of the Merger, EGA changed its name to flyExclusive, Inc. The Class A Common Stock of flyExclusive ("flyExclusive Common Stock" or the "Company's Common Stock") and the public warrants of flyExclusive (the “Public Warrants”) commenced trading on The NYSE American LLC under the symbol "FLYX" and "FLYX WS", respectively, on December 28, 2023.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

The consolidated financial statements include the accounts of flyExclusive, its wholly-owned subsidiaries, all majority owned subsidiaries where the ownership is more than 50%, and the accounts of variable interest entities (“VIE”) for which flyExclusive or one of its subsidiaries is the primary beneficiary, regardless of the ownership percentage.

All significant intercompany transactions and balances have been eliminated in consolidation. Where the Company’s ownership interest is less than 100%, the non-redeemable noncontrolling ownership interests held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as noncontrolling interest in the consolidated balance sheets within stockholders' / members' equity. Noncontrolling ownership interests that can be redeemed for cash whereby redemption is not within the sole control of the Company are classified as temporary equity in the consolidated balance sheets in accordance with Accounting Standards Codification ("ASC") 480-10-S99-3(A)(2).

Liquidity and Going Concern

Within the years ended December 31, 2024 and 2023, the Company incurred net losses and has operated with a working capital deficit. To date, the Company has financed its operations primarily through a combination of operating cash flows, the sale of equity securities and convertible debt, proceeds from the Merger, and borrowings under loan facilities. At December 31, 2024, the Company had an accumulated deficit of $244,177 and a working capital deficit, as defined by a shortfall of current assets as compared with current liabilities, of $150,784 and $104,743 at December 31, 2024 and 2023, respectively. The Company’s net losses were $101,495 and $54,738 for the years ended December 31, 2024 and 2023, respectively. Net cash flows used in operating activities were $10,929 during the year ended December 31, 2024 and net cash flows provided by operating activities were $8,665 during the year ended December 31, 2023. A significant component of the Company’s operating losses and working capital deficit resulted from increased general and administrative costs associated with becoming a public company. The Company expects to incur operating losses in the near term as the Company advances its fleet modernization and associated cost savings initiatives.

As of December 31, 2024, the Company had cash and cash equivalents of $31,694. On January 26, 2024, a subsidiary of the Company entered into a Senior Secured Note (the “Note”) to support its fractional aircraft ownership program. The Note allows for borrowings of an aggregate principal amount of up to approximately $25,773, with up to $25,000 earmarked specifically to finance the acquisition or refinancing of aircraft under this program. Additionally, on March 4, 2024, the Company raised an additional $25,000 in the form of Series A Preferred Stock. On March 9, 2024, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9, 2025. In August 2024, the Company raised an additional $25,500 in the form of Series B Preferred Stock. Effective March 7, 2025, flyExclusive entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an individual investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell to the Purchaser 2,000,000 shares of the Company’s Class A common stock at a per share purchase price of $2.90, which was equal to the undiscounted market price on the date the parties agreed to pursue the transaction, resulting in gross proceeds to the Company of $5.8 million, subject to the payment of transaction expenses. Effective March 7, 2025, the Company paid down in full our outstanding LOC Master Note by liquidating certain investments in securities.

The Company believes its cash and cash equivalents on hand, operating cash flows, and proceeds from the fractional program will be sufficient to fund operations, including capital expenditure requirements, for at least 12 months from the issuance date of these financial statements. However, the Company might need additional capital to fund growth plans or as circumstances change, which it would expect to obtain through equity issuances, refinancing existing debt or new borrowings. Adequate capital may not be available to the Company when needed or on acceptable terms. If the Company is unable to raise capital, it could be forced to delay, reduce, suspend or cease its working capital requirements, capital expenditures and business development efforts, which would have a negative impact on its business, prospects, operating results and financial condition.